SEGMENT FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT FINANCIAL INFORMATION	SEGMENT FINANCIAL INFORMATION:
The Company discloses segment information in accordance with FASB ASC 280. FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance.
The Company has nine divisions which comprise its operations: Division I through Division IX. Each division consists of branch offices that are aggregated based on vice president responsibility and geographic location. Division I consists of offices located in South Carolina. Prior to 2020, offices in North Georgia comprised Division II, Division III consisted of offices in South Georgia and Division IX consisted of offices in West Georgia. Effective January 1, 2020, the Company geographically realigned the Georgia Divisions into Division II consisting of Middle Georgia, Division III consisting of South Georgia and Division IX consisting of North Georgia. Various branches were realigned in order to be in the appropriate geographic division. Division IV represents our Alabama offices, Division V represents our Mississippi offices, Division VI represents our Virginia offices, Division VII represents our Kentucky and Tennessee offices and Division VIII represents our Louisiana and Texas offices. The following division financial data has been retrospectively presented to give effect to the current structure. The change in the Georgia reporting structure had no impact on the previously reported consolidated results.
Accounting policies of the divisions are the same as those of the Company described in the summary of significant accounting policies. Performance of each division is measured based on objectives set at the beginning of each year and include various factors such as division profit, growth in earning assets and delinquency and credit loss management. All division revenues result from transactions with third parties. The Company does not allocate income taxes or corporate headquarter expenses to the any division.
Below is a performance recap of each of the Company's divisions for the year ended December 31, 2022 followed by a reconciliation to consolidated Company data.

Year 2022	Division I	Division II	Division III	Division IV	Division V	Division VI	Division VII	Division VIII	Division IX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$38	$35	$35	$43	$29	$—	$29	$27	$31	$267
Insurance Income	$6	$7	$9	$5	$5	$—	$4	$6	$6	$48
Other	$—	$1	$1	$—	$1	$—	$1	$1	$1	$6
	$44	$43	$45	$48	$35	$—	$34	$34	$38	$321

Expenses:
Interest Cost	$4	$4	$4	$4	$3	$—	$3	$3	$3	$28
Provision for Loan Losses	$12	$8	$9	$12	$9	$—	$10	$9	$7	$76
Depreciation	$—	$—	$—	$1	$—	$—	$—	$1	$—	$2
Other	$14	$14	$13	$16	$12	$—	$12	$14	$14	$109
	$30	$26	$26	$33	$24	$—	$25	$27	$24	$215

Division Profit	$14	$17	$19	$15	$11	$—	$9	$7	$14	$106

Division Assets:
Net Receivables	$118	$126	$123	$149	$92	$—	$99	$93	$111	$911
Cash	$1	$1	$1	$1	$1	$—	$1	$1	$1	$8
Net Fixed Assets	$1	$1	$1	$1	$1	$—	$1	$2	$1	$9
Other Assets	$2	$5	$4	$6	$4	$—	$(1)	$6	$5	$31
Total Division Assets	$122	$133	$129	$157	$98	$—	$100	$102	$118	$959

RECONCILIATION:	2022
(In Millions)
Revenues:
Total revenues from reportable divisions	$321
Corporate investment income earned not allocated to divisions	$8
Timing difference of insurance income allocation to divisions	$10
Consolidated Revenues (1)	$339

Net Income:
Total profit or loss for reportable divisions	$106
Corporate earnings not allocated	$18
Corporate expenses not allocated	$(103)
Consolidated Income Before Income Taxes	$21

Assets:
Total assets for reportable divisions	$959
Loans held at corporate level	$2
Unearned insurance at corporate level	$(37)
Allowance for loan losses at corporate level	$(75)
Cash and cash equivalents held at corporate level	$58
Investment securities at corporate level	$220
Fixed assets at corporate level	$4
Other assets at corporate level	$32
Consolidated Assets	$1,163
Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.
Below is a performance recap of each of the Company's divisions for the year ended December 31, 2021 followed by a reconciliation to consolidated Company data.

Year 2021	Division I	Division II	Division III	Division IV	Division V	Division VII	Division VIII	Division IX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$35	$32	$33	$38	$25	$25	$20	$29	$237
Insurance Income	$5	$7	$8	$5	$4	$3	$5	$6	$43
Other	$—	$1	$1	$1	$1	$1	$1	$1	$7
	$40	$40	$42	$44	$30	$29	$26	$36	$287

Expenses:
Interest Cost	$3	$3	$3	$4	$2	$2	$2	$3	$22
Provision for Loan Losses	$8	$4	$5	$6	$5	$5	$5	$5	$43
Depreciation	$—	$—	$—	$1	$1	$—	$—	$—	$2
Other	$14	$13	$13	$14	$11	$11	$13	$13	$102
	$25	$20	$21	$25	$19	$18	$20	$21	$169

Division Profit	$15	$20	$21	$19	$11	$11	$6	$15	$118

Division Assets:
Net Receivables	$111	$118	$120	$145	$86	$87	$85	$104	$856
Cash	$1	$1	$1	$1	$1	$—	$—	$—	$5
Net Fixed Assets	$1	$1	$1	$1	$1	$1	$1	$1	$8
Other Assets	$3	$5	$5	$6	$4	$4	$4	$5	$36
Total Division Assets	$116	$125	$127	$153	$92	$92	$90	$110	$905

RECONCILIATION:	2021
(In Millions)
Revenues:
Total revenues from reportable divisions	$287
Corporate investment income earned not allocated to divisions	$8
Timing difference of insurance income allocation to divisions	$9
Consolidated Revenues (1)	$304

Net Income:
Total profit or loss for reportable divisions	$118
Corporate earnings not allocated	$20
Corporate expenses not allocated	$(92)
Consolidated Income Before Income Taxes	$46

Assets:
Total assets for reportable divisions	$905
Loans held at corporate level	$2
Unearned insurance at corporate level	$(39)
Allowance for loan losses at corporate level	$(67)
Cash and cash equivalents held at corporate level	$36
Investment securities at corporate level	$262
Fixed assets at corporate level	$5
Other assets at corporate level	$14
Consolidated Assets	$1,118
Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.
Below is a performance recap of each of the Company's divisions for the year ended December 31, 2020 followed by a reconciliation to consolidated Company data.

Year 2020	Division I	Division II	Division III	Division IV	Division V	Division VII	Division VIII	Division IX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$33	$29	$30	$34	$22	$22	$17	$27	$214
Insurance Income	$5	$7	$8	$4	$4	$3	$4	$5	$40
Other	$—	$1	$1	$1	$1	$1	$—	$1	$6
	$38	$37	$39	$39	$27	$26	$21	$33	$260

Expenses:
Interest Cost	$3	$3	$3	$4	$2	$2	$2	$3	$22
Provision for Loan Losses	$9	$5	$6	$7	$4	$6	$5	$5	$47
Depreciation	$—	$—	$—	$1	$1	$1	$—	$1	$4
Other	$14	$13	$13	$14	$10	$10	$11	$13	$98
	$26	$21	$22	$26	$17	$19	$18	$22	$171

Division Profit	$12	$16	$17	$13	$10	$7	$3	$11	$89

Division Assets:
Net Receivables	$103	$106	$111	$129	$71	$77	$65	$97	$759
Cash	$1	$1	$1	$1	$1	$—	$—	$—	$5
Net Fixed Assets	$1	$1	$1	$1	$2	$1	$1	$1	$9
Other Assets	$3	$5	$4	$6	$4	$4	$3	$5	$34
Total Division Assets	$108	$113	$117	$137	$78	$82	$69	$103	$807

RECONCILIATION:	2020
(In Millions)
Revenues:
Total revenues from reportable divisions	$260
Corporate investment income earned not allocated to divisions	$7
Timing difference of insurance income allocation to divisions	$8
Consolidated Revenues (1)	$275

Net Income:
Total profit or loss for reportable divisions	$89
Corporate earnings not allocated	$17
Corporate expenses not allocated	$(87)
Consolidated Income Before Income Taxes	$19

Assets:
Total assets for reportable divisions	$807
Loans held at corporate level	$2
Unearned insurance at corporate level	$(34)
Allowance for loan losses at corporate level	$(66)
Cash and cash equivalents held at corporate level	$64
Investment securities at corporate level	$221
Fixed assets at corporate level	$5
Other assets at corporate level	$15
Consolidated Assets	$1,014
Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.